Schedule of Investments (unaudited)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$645	$ 667,172
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	1,060	1,093,945
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	476,328
New York — 152.5%
Corporate — 5.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	420	420,578
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	768,070
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	4,655	5,361,854
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	574,771
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,040	1,019,567
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,807,337
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	979,786
AMT, 5.00%, 10/01/40	2,750	2,843,132
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	1,085,642
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	1,210	1,078,879
		15,939,616
County/City/Special District/School District — 25.1%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	590,974
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,136,953
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,374,818
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,170	1,277,001
City of New York, GO
Series A, 5.00%, 08/01/51	785	828,440
Series A-1, 4.00%, 09/01/46	540	506,535
Series A-1, 5.00%, 08/01/47	1,895	1,994,684
Series B, 5.25%, 10/01/39	525	588,449
Series B, 5.25%, 10/01/40	405	451,528
Series C, 5.00%, 08/01/43	385	407,773
Series C, 5.25%, 03/01/53	1,315	1,419,871
Series D, 5.38%, 06/01/32	25	25,028
Series D, 5.25%, 04/01/54	3,930	4,264,706
Series E-1, 5.00%, 03/01/39	1,620	1,696,483
Series F-1, 5.00%, 03/01/44	2,000	2,120,894
Series F-1, 4.00%, 03/01/47	1,945	1,832,184
Series I, 5.00%, 03/01/36	2,250	2,252,090
Sub-Series E-1, 4.00%, 04/01/45	1,650	1,572,486
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,793,970
Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GO, Series B, (AGM), 5.00%, 07/01/45	$1,000	$ 1,039,354
Hudson Yards Infrastructure Corp., Refunding RB, Series A, Sustainability Bonds, 4.00%, 02/15/43	2,095	2,076,690
New York City Industrial Development Agency, RB(d)
(AGC), 0.00%, 03/01/35	500	330,736
(AGC), 0.00%, 03/01/39	1,000	521,782
(AGC), 0.00%, 03/01/42	3,710	1,610,910
(AGC), 0.00%, 03/01/45	2,000	717,508
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,310	1,366,608
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/49	1,880	1,780,580
Sub-Series B-1, 5.00%, 11/01/35	425	425,454
Sub-Series B-1, 5.00%, 11/01/36	340	340,325
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,319,497
Series A, Subordinate, 4.00%, 05/01/53	1,050	968,075
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,091,428
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,899,098
Series F-1, Subordinate, 4.00%, 02/01/51	1,500	1,426,051
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	1,565	1,699,027
Series B, Subordinate, 5.25%, 05/01/50	915	995,095
New York Convention Center Development Corp., RB, CAB(d)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	928,441
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	783,048
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	3,910	3,955,514
5.00%, 11/15/45	6,130	6,180,497
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,730	2,731,705
Class 2, 5.38%, 11/15/40(b)	680	685,842
Series 1, 3.00%, 02/15/42	1,015	843,321
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	2,960,843
Series A, 4.13%, 05/15/53	1,315	1,240,392
Series A, 4.50%, 05/15/63	5,000	4,927,674
		70,980,362
Education — 20.5%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	595	319,191
4.00%, 07/01/51	615	330,697
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	535,659
5.00%, 10/01/48	410	400,088
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	351,386
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	350	334,727
5.75%, 02/01/49	455	434,611
Series A, 5.13%, 05/01/38	660	652,866
Series A, 5.50%, 05/01/48	270	264,192
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/33	300	303,336
5.00%, 06/01/35	350	353,941
5.00%, 06/01/40	690	694,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
5.00%, 11/01/47	$515	$ 559,744
Series A, 5.00%, 06/01/38	750	750,860
County of Cattaraugus, RB
5.00%, 05/01/34	170	170,030
5.00%, 05/01/39	125	125,044
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,002,137
5.00%, 07/01/44	500	500,561
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	905	939,364
5.00%, 07/01/48	225	230,933
4.00%, 07/01/49	3,000	2,753,232
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	755	774,949
4.00%, 07/01/46	1,170	1,101,795
4.00%, 07/01/49	1,310	1,199,136
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	310	311,236
5.00%, 10/01/35	935	938,731
4.00%, 07/01/37	220	224,050
5.00%, 07/01/47	320	327,342
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	1,695	1,786,439
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	7,610	6,934,149
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,678,015
Series A, 5.25%, 07/01/24(g)	2,000	2,005,181
Series A, 5.50%, 07/01/24(g)	2,000	2,005,985
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	412,941
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,133,888
Series A, 5.00%, 07/01/24(g)	500	501,094
Series A, 5.00%, 07/01/35	3,445	3,465,152
Series A, 5.00%, 07/01/43	2,960	2,984,240
Series A, 4.00%, 07/01/47	1,285	1,188,001
Series A, 5.50%, 07/01/54	2,625	2,947,430
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,093,208
4.00%, 12/01/47	6,000	5,547,310
Orange County Funding Corp., Refunding RB, Series A, 5.00%, 07/01/42	335	295,781
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 01/01/47	2,810	2,869,512
5.25%, 07/01/52	715	771,217
Troy Capital Resource Corp., Refunding RB, 4.00%, 08/01/35	890	895,334
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,107,148
Series A, 5.00%, 07/01/41	500	500,480
		58,006,364
Security	Par (000)	Value
Health — 8.7%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	$335	$ 304,348
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	937,017
Class A, 5.50%, 07/01/47	620	559,897
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	695,615
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	227,863
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	557,998
Series A, 5.00%, 12/01/32	420	420,109
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/36	2,800	2,724,300
4.00%, 12/01/46	2,150	1,876,241
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	710	653,011
Series D, 4.25%, 05/01/39	1,000	1,000,063
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	890	690,593
4.00%, 07/01/39	1,165	892,006
4.25%, 05/01/52	3,000	2,830,943
5.00%, 05/01/52	2,210	2,281,917
Series 1, 4.00%, 07/01/47	2,090	1,973,568
Series A, 5.00%, 05/01/43	3,430	3,449,069
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	995,563
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,619
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	110,013
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,074
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	397,284
5.00%, 07/01/56	465	417,241
		24,610,352
Housing — 8.1%
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 4.65%, 11/01/49	525	517,375
Series A-1, 4.75%, 11/01/54	825	819,260
Series C-1A, 4.20%, 11/01/44	1,000	890,798
Sustainability Bonds, 3.15%, 11/01/44	200	163,108
Sustainability Bonds, 4.80%, 02/01/53	4,115	3,977,452
Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	1,006,739
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	279,578
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,490	1,482,249
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,845,361
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	4,895	4,717,266
New York State Housing Finance Agency, RB, M/F Housing
Series E, (SONYMA), 4.15%, 11/01/47	1,485	1,292,916
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,016,343

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	$405	$ 393,334
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	810	812,824
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,631,121
		22,845,724
State — 13.7%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,259,188
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	4,410	4,466,355
New York State Dormitory Authority, RB, Series C, 4.00%, 03/15/45	1,225	1,162,669
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	993,844
Series A, 4.00%, 03/15/47	1,170	1,116,345
Series A, 5.25%, 03/15/52	2,525	2,738,161
Series E, 5.00%, 03/15/41	2,200	2,323,277
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	1,470	1,418,072
Series A, 5.00%, 03/15/46	2,610	2,819,778
Series A, 4.00%, 03/15/49	2,720	2,546,529
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/45	3,425	3,314,835
4.00%, 03/15/46	5,000	4,750,417
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	9,110	9,835,496
		38,744,966
Tobacco — 3.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	373,116
5.00%, 06/01/48	550	524,925
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,400,284
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,118,365
Series C, 4.00%, 06/01/51	2,250	1,753,346
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	630,761
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	923,438
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	815,996
Sub-Series C, 5.13%, 06/01/51	1,225	1,211,004
		9,751,235
Transportation — 40.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	915	934,030
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	2,440	2,527,533
Metropolitan Transportation Authority, RB
Series A-1, 4.00%, 11/15/46	2,000	1,842,764
Series B, 5.25%, 11/15/38	780	781,380
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, RB (continued)
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	$1,255	$ 1,138,842
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	1,939,364
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/49	3,715	3,973,581
Series A, 5.25%, 11/15/49	2,630	2,821,190
Series A, 4.00%, 11/15/51	7,335	7,096,104
Series B, 5.00%, 11/15/37	1,000	1,030,573
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,899,502
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,264,840
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,020,216
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,078,226
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	970	970,263
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/46	1,285	1,299,076
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	500	497,807
Series O, 4.00%, 01/01/44	1,295	1,269,376
Series P, 5.25%, 01/01/54	820	886,685
Series B, Subordinate, 4.00%, 01/01/45	5,990	5,689,681
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,407,230
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,399,677
AMT, 5.00%, 12/01/35	5,000	5,352,881
AMT, 5.00%, 12/01/36	1,995	2,121,873
AMT, 5.00%, 12/01/40	1,040	1,083,238
AMT, 4.00%, 12/01/42	2,000	1,873,795
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,030,397
Series A, AMT, 5.00%, 07/01/46	1,040	1,021,677
Series A, AMT, 5.25%, 01/01/50	8,440	8,444,881
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	2,000	1,680,227
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,000	1,088,961
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,425	2,496,214
AMT, Sustainability Bonds, 6.00%, 06/30/54	3,290	3,605,078
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,450	1,490,674
Series 221, AMT, 4.00%, 07/15/45	1,105	1,017,710
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	655	670,617
AMT, 5.00%, 10/15/34	1,300	1,333,606
AMT, 5.00%, 01/15/47	1,970	2,045,042
AMT, 5.00%, 01/15/52	2,795	2,880,075
Series 177, AMT, 4.00%, 01/15/43	1,120	1,013,884
Series 231, AMT, 5.50%, 08/01/47	3,000	3,237,100
Series 234, AMT, 5.50%, 08/01/52	1,040	1,116,229
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	530	572,833
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	9,500	9,973,110
Series A, 4.00%, 11/15/56	1,555	1,426,155
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,259,040
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	725	757,481
Series C, 5.25%, 05/15/52	5,000	5,381,670
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, Sustainability Bonds, 5.25%, 11/15/42	$470	$ 528,420
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(d)	2,335	1,687,091
		114,957,899
Utilities — 26.6%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(d)	3,515	3,063,847
5.00%, 09/01/36	340	359,339
5.00%, 09/01/39	3,500	3,714,738
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,804,938
5.00%, 09/01/47	2,195	2,258,965
Series C, (AGC), 5.25%, 09/01/29	4,000	4,395,470
Series E, Sustainability Bonds, 5.00%, 09/01/48	440	474,615
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,961,138
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,000	4,740,656
Sub-Series CC-1, 5.25%, 06/15/54	2,625	2,872,175
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	9,088,980
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	4,560	5,019,542
Series DD, 4.13%, 06/15/46	4,000	3,984,700
Series DD, 4.13%, 06/15/47	2,630	2,599,581
Series GG, 5.00%, 06/15/39	690	696,483
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,487,177
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	7,116,051
Series A, Sustainability Bonds, 4.00%, 11/15/60	585	537,141
New York State Environmental Facilities Corp., RB, Series B, Sustainability Bonds, 5.00%, 09/15/40	635	643,785
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,035	2,165,917
Series A, 5.25%, 06/15/53	2,630	2,884,994
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	660,063
Utility Debt Securitization Authority, Refunding RB
Restructured, Sustainability Bonds, 5.00%, 12/15/44	2,000	2,186,855
Series 2, Sustainability Bonds, 5.00%, 12/15/50	1,965	2,109,962
Series 2, Sustainability Bonds, 5.00%, 06/15/53	3,170	3,390,488
		75,217,600
Total Municipal Bonds in New York		431,054,118
Puerto Rico — 5.1%
State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	2,037,699
Series A-1, Restructured, 5.00%, 07/01/58	6,063	6,035,675
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,497,355
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,930,101
Series B-1, Restructured, 4.75%, 07/01/53	5	4,873
Series B-2, Restructured, 4.78%, 07/01/58	126	122,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,916	1,843,432
Total Municipal Bonds in Puerto Rico		14,471,440
Security	Par (000)	Value
South Carolina — 0.9%
Corporate — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$2,520	$ 2,650,978
Total Municipal Bonds — 159.3% (Cost: $448,483,075)		450,413,981
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 0.9%
Transportation — 0.9%
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,510,325
Total Municipal Bonds in New York		2,510,325
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $2,758,270)		2,510,325
Total Long-Term Investments — 160.2% (Cost: $451,241,345)		452,924,306

	Shares
Short-Term Securities
	Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	3,432,339	3,432,682
	Total Short-Term Securities — 1.2% (Cost: $3,432,682)	3,432,682
	Total Investments — 161.4% (Cost: $454,674,027)	456,356,988
	Other Assets Less Liabilities — 2.4%	6,937,218
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%	(1,444,937)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.3)%	(179,086,590)
	Net Assets Applicable to Common Shares — 100.0%	$ 282,762,679

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$ 10,042,561	$ —	$ (10,042,561)(b)	$ —	$ —	$ —	—	$ 213,494	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	3,432,682 (b)	—	—	—	3,432,682	3,432,339	26,259	—
				$ —	$ —	$ 3,432,682		$ 239,753	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	37	06/18/24	$ 3,976	$ 98,799
U.S. Long Bond	43	06/18/24	4,898	171,254
5-Year U.S. Treasury Note	26	06/28/24	2,724	49,724
				$ 319,777
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 450,413,981	$ —	$ 450,413,981
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,510,325	—	2,510,325
Short-Term Securities
Money Market Funds	3,432,682	—	—	3,432,682
	$3,432,682	$452,924,306	$—	$456,356,988
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 319,777	$ —	$ —	$ 319,777

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)
	$—	$(180,830,000)	$—	$(180,830,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency